Schedule I - Summary of Investments - Other Than Investments in Affiliates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 61,309
Fair Value	64,190
Amount at which shown on Balance Sheet	63,855
U.S. government and government agencies and authorities (guaranteed and sponsored) [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,312
Fair Value	6,659
Amount at which shown on Balance Sheet	6,659
Municipal [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,808
Fair Value	1,998
Amount at which shown on Balance Sheet	1,998
Foreign governments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,369
Fair Value	1,460
Amount at which shown on Balance Sheet	1,460
Public utilities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,477
Fair Value	6,193
Amount at which shown on Balance Sheet	6,193
All other corporate bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	22,297
Fair Value	24,786
Amount at which shown on Balance Sheet	24,786
All other mortgage backed and asset backed securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,490
Fair Value	8,308
Amount at which shown on Balance Sheet	8,308
Fixed maturities, available-for-sale [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	45,753
Fair Value	49,404
Amount at which shown on Balance Sheet	49,404
Fixed Maturities, FVO [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,461
Fair Value	1,010
Amount at which shown on Balance Sheet	1,010
Total Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	47,214
Fair Value	50,414
Amount at which shown on Balance Sheet	50,414
Industrial, miscellaneous and all other [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	236
Fair Value	247
Amount at which shown on Balance Sheet	247
Non-redeemable preferred stocks [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	172
Fair Value	153
Amount at which shown on Balance Sheet	153
Total equity securities, available-for-sale [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	408
Fair Value	400
Amount at which shown on Balance Sheet	400
Equity securities, trading [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,614
Fair Value	1,847
Amount at which shown on Balance Sheet	1,847
Equity Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,022
Fair Value	2,247
Amount at which shown on Balance Sheet	2,247
Mortgage loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,935
Fair Value	5,109
Amount at which shown on Balance Sheet	4,935
Policy Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,951
Fair Value	2,112
Amount at which shown on Balance Sheet	1,951
Investments in partnerships and trusts [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,372
Fair Value	1,372
Amount at which shown on Balance Sheet	1,372
Futures Options and Miscellaneous [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,461
Fair Value	582
Amount at which shown on Balance Sheet	582
Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,354
Fair Value	2,354
Amount at which shown on Balance Sheet	$ 2,354